Commitments and Contingencies (Details) - Agrico Acquisition Corp. - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies [Line Items]
Effective date	5 years	5 years
Underwriting fees percentage	3.50%	3.50%
Aggregate value	$ 5,031,250	$ 5,031,250
Private Placement
Commitments and Contingencies [Line Items]
Effective date	7 years	7 years
Over-Allotment
Commitments and Contingencies [Line Items]
Aggregate of additional units (in shares)	1,875,000	1,875,000